Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)	$ (9,406,066)	$ (6,692,957)	$ (15,223,028)	$ (28,100,245)
Stock Based compensation			3,244,564	9,387,965
Fair value of warrants issued for loan extension			937,209
Depreciation & Amortization	112,442	72,617	95,805	187,917
Amortization of debt discount		996,879	1,104,477	1,604,030
Amortization of intangible asset			425,000
Gain on sale of fixed assets	(23,308)	(3,702)	(3,702)
Loss on extinguishment	1,120,333			(34,499)
Bad debt	4,816	2,266		7,513
Gain on settlement				(669,200)
Intangible asset impairment			1,450,000	300,000
Impairment of secured promissory note		1,000,000	1,000,000	10,000,000
Loss on deconsolidation of SRM Ltd.	(409,549)
Unrealized gain/loss on equity investment	726,884
Realized gain/loss on sale of marketable securities	(216,664)
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Due from third party
Prepaid expenses and deposits	(181,946)	(262,852)	(196,812)	(447,721)
Right of Entry asset	122,458	114,004	153,334	102,252
Accounts receivable	371,803	43,403	47,789	(401,398)
Inventory	94,157	(93,006)	(137,138)	(78,342)
Accounts payable	(59,862)	(670,627)	684,260	554,093
Accrued liabilities	130,938	82,330	152,536	81,471
Lease liability	(118,894)	(94,078)	(130,234)	(86,481)
Legal fees				25,000
Net cash (used in) operating activities	(5,034,442)	(4,750,194)	(6,395,942)	(7,567,645)
Cash flows from investing activities:
Purchase of fixed assets			(14,991)	(88,297)
Cash paid for Intellectual property				(150,000)
Cash loaned to affiliate				(2,908,300)
Cash loaned to a third party			(1,000,000)	(10,000,000)
Cash paid for research agreement		(1,500,000)	(1,500,000)
Cash paid for purchase of assets	(200,000)	(35,392)
Cash paid for marketable securities	(14,332)
Cash paid for purchase of fixed assets	(108,954)	(1,000,000)
Cash received for sale of marketable securities	665,631
Proceeds from sale of assets	39,100	43,000	43,000
Net cash (used in) investing activities	1,362,013	(2,492,392)	(2,471,991)	(13,146,597)
Cash flows from financing activities:
Shares issued for cash	6,786,449			28,318,314
Proceeds from Promissory notes		1,880,000	1,880,000	2,967,500
Repayment of convertible debt				(3,150,000)
Capital contribution				70,818
Cash paid for Treasury Stock		(2,880,045)	(2,880,045)
Loans to affiliates	(699,952)		(9,073)
Borrowings on debt	199,097	241,272	241,272
Payments on debt	(156,436)	(187,711)	(187,711)
Net cash (used in) provided by financing activities	6,129,158	(946,484)	(955,557)	28,206,632
Net (decrease) in cash and cash equivalents	2,456,729	(8,189,070)	(9,823,490)	7,492,390
Cash and cash equivalents at the beginning of the period	1,931,068	11,754,558	11,754,558	4,262,168
Cash and cash equivalents at the end of the period	4,387,797	3,565,488	1,931,068	11,754,558
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Common stock issued in connection with promissory notes		277,500	277,500	560,496
Fair value of Warrants issued and beneficial conversion feature in connection with convertible notes		706,977	706,977	1,446,530
Cancellation of shares issued to management		57	57
Treasury shares cancelled		2,579,894	2,880,045
Cashless exercise of options				222
Initial ROU asset and lease liability				870,406
Fair value of shares issued for capitalized intellectual property				525,000
Impairment IP		1,000,000	$ 1,450,000	$ 300,000
Fair value of options issued for services	39,444	142,169
Fair value of shares issued for services	791,425	400,860
Fair value of shares issued for inducement	326,730
Fair value of warrants issued for services	364,960
Amortization Clinical research agreement		212,500
Loss on deconsolidation of SRM Ltd.	409,549
Unrealized loss on marketable securities	356,359
Cash paid for SRM Inc.	(390,478)
Cash received from SRM Ltd.	1,534,814
Net change to value of marketable securities	345,032
Cash paid for investment	(508,800)
Reclassification of Held to Maturity investments to Marketable Securities	3,417,100
Shares issued from stock payable for services	192,000
Shares issued for GBB asset purchase	2,468,500
Reclassification for SRM Ltd deconsolidation	$ 146,800